Basis of preparation	9 Months Ended
Jul. 31, 2020
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Basis of preparation
2.	Basis of preparation
Statement of compliance
These condensed interim consolidated financial statements of the Bank have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and accounting requirements of OSFI in accordance with Section 308 of the Bank Act. Section 308 states that except as otherwise specified by OSFI, the financial statements are to be prepared in accordance with IFRS.
These condensed interim consolidated financial statements were prepared in accordance with International Accounting Standard 34,
Interim Financial Reporting
(IAS 34) and do not include all of the information required for full annual financial statements. These condensed interim consolidated financial statements should be read in conjunction with the Bank’s annual audited consolidated financial statements for the year ended October 31, 2019.
The condensed interim consolidated financial statements for the quarter ended July 31, 2020 have been approved by the Board of Directors for issue on August 25, 2020.
Certain comparative amounts have been restated to conform with the basis of presentation in the current period.
Basis of measurement
The condensed interim consolidated financial statements have been prepared on the historical cost basis except for the following material items that are measured at fair value in the Consolidated Statement of Financial Position:

•	Financial assets and liabilities measured at fair value through profit or loss

•	Financial assets and liabilities designated at fair value through profit or loss

•	Derivative financial instruments

•	Equity instruments designated at fair value through other comprehensive income

•	Debt instruments measured at fair value through other comprehensive income
Functional and presentation currency
These condensed interim consolidated financial statements are presented in Canadian dollars, which is the Bank’s functional currency. All financial information presented in Canadian dollars has been rounded to the nearest million unless otherwise stated.
Use of estimates and judgments
The preparation of financial statements, in conformity with IFRS, requires management to make estimates, apply judgments and make assumptions that affect the reported amount of assets and liabilities at the date of the condensed interim consolidated financial statements, and income and expenses during the reporting period. Estimates made by management are based on historical experience and other assumptions that are believed to be reasonable. Key areas where management has made difficult, complex or subjective judgments, often as a result of matters that are inherently uncertain, include those relating to the allowance for credit losses, the fair value of financial instruments (including derivatives), corporate income taxes, employee benefits, the fair value of all identifiable assets and liabilities as a result of business combinations, impairment of non-financial
assets and derecognition of financial assets and liabilities.
The allowance for credit losses, using an expected credit loss approach as required under IFRS 9, is estimated using complex models and incorporates inputs, assumptions and techniques that require a high degree of judgement. These include assessment of significant increase in credit risk, the forecast of macroeconomic variables for multiple scenarios and probability weightings of the scenarios. In the current economic environment resulting from
COVID-19,
the models in isolation may not capture all the uncertainty as well as the impact of the public support programs by the governments and central banks. Therefore, management has applied significant expert credit judgment in the determination of the allowance for credit losses.
The fair value of financial instruments (including derivatives) is a market-based measurement that considers assumptions that market participants would use, reflecting market conditions at the measurement date. For a more accurate representation of fair value, certain adjustments for credit spreads, funding levels, market volatility, bid-offer
spreads, unobservable parameters, prices in inactive or illiquid markets and when applicable funding costs are required. The Bank has considered current market conditions due to
COVID-19
and assessed the impact of any unobservable inputs and has applied significant judgement in the selection of those inputs to determine the fair value of financial instruments.
For the purpose of assessing impairment on
non-financial
assets such as goodwill significant judgment is applied in determining the recoverable amounts. The evaluation of these assets taking into consideration the current environment did not result in the identification of any indicators of impairment as at July 31, 2020.
In relation to the Bank’s participation in the Government of Canada’s Emergency Business Account (CEBA) and Business Credit Availability Program (BCAP), the Bank used judgment to determine if the derecognition requirements for financial assets under IFRS 9 are met.
While management makes its best estimates and assumptions, actual results could differ from these estimates and assumptions.